INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2012
Income Taxes Tables
INCOME TAXES

The Company’s income tax expense at June 30, 2012 and 2011was $0 as follows:

	June 30, 2012	June 30, 2011

Income tax benefit consists of:
Current	$-	$-
Deferred	-	-
Provision (benefit) for income taxes	$-	$-

Reconciliation of the Federal statutory income tax rate to the Company's effective tax rate is as follows:
	June 30, 2012	June 30, 2011

Taxes computed at federal rate (35%)	$(173,000)	$(129,000)
State taxes, net of federal income tax benefit	(21,000)	(15,000)
Noncash Compensation	101,000	-
Other permanent differences	44,000	10,000
Increase (decrease) in deferred tax asset valuation allowance	49,000	134,000
Provision (benefit) for income taxes	$-	$-

	June 30, 2012	June 30, 2011
Deferred tax assets:
Net operating loss carryforward	$205,000	$293,000
Stock options	124,000	-
Bad debt	37,000	24,000
Less: Valuation allowance	(366,000)	(317,000)
Net deferred taxes	$-	$-